Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2022		70,923	8,889	2,241	82,053
Additions		2,824	394	2,675	5,893
Business combinations/(business disposition)		11	(28)	3	(14)
Transfers		1,180	51	(2,318)	(1,087)
Retirements and disposals		(3,063)	(35)	(3)	(3,101)
Impairment losses recognized in earnings	8	—	(132)	—	(132)
December 31, 2022		71,875	9,139	2,598	83,612
ACCUMULATED DEPRECIATION
January 1, 2022		49,122	4,696	—	53,818
Depreciation		3,195	465	—	3,660
Business disposition		(14)	(7)	—	(21)
Retirements and disposals		(3,025)	(28)	—	(3,053)
Transfers		2	(2)	—	—
Other		(44)	(4)	—	(48)
December 31, 2022		49,236	5,120	—	54,356
NET CARRYING AMOUNT
January 1, 2022		21,801	4,193	2,241	28,235
December 31, 2022		22,639	4,019	2,598	29,256
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2021		69,477	7,832	1,889	79,198
Additions		2,643	326	2,515	5,484
Business combinations		2	12	—	14
Transfers		358	771	(2,163)	(1,034)
Retirements and disposals		(1,550)	(37)	—	(1,587)
Impairment losses recognized in earnings	8	(4)	(15)	—	(19)
Reclassified to assets held for sale	16	(3)	—	—	(3)
December 31, 2021		70,923	8,889	2,241	82,053
ACCUMULATED DEPRECIATION
January 1, 2021		47,563	4,122	—	51,685
Depreciation		3,220	407	—	3,627
Retirements and disposals		(1,515)	(27)	—	(1,542)
Transfers		(95)	191	—	96
Reclassified to assets held for sale	16	(1)	—	—	(1)
Other		(50)	3	—	(47)
December 31, 2021		49,122	4,696	—	53,818
NET CARRYING AMOUNT
January 1, 2021		21,914	3,710	1,889	27,513
December 31, 2021		21,801	4,193	2,241	28,235
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.